Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]	Dec. 31, 2016	[1]
Cash and cash equivalents [abstract]
Cash and bank accounts	R$ 363,084	R$ 111,410
Savings account	885,740	1,335,774
Financial investments	7,223,450	2,174,614
Cash and cash equivalents	R$ 8,472,274	R$ 3,621,798	[1]	R$ 4,555,177		R$ 4,499,588

[1]	For details on this restated, see note 24.